Accounts receivable net (Tables)	12 Months Ended
Sep. 30, 2022
Accounts receivable, net
Schedule of accounts receivable
	As of	As of
	September 30,	September 30,
	2022	2021
Accounts receivable - trade	$16,358,493	$24,481,363
Accounts receivable - related party	-	49
Accounts receivable	16,358,493	24,481,412
Less: allowance for doubtful accounts	(7,249)	(8,094)
Accounts receivable, net	$16,351,244	$24,473,318